Investments in Associates - Summarized Financial Information of Investments in Associates (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of associates [line items]
Current assets	$ (283,027)	$ (244,628)
Non-current assets	(51,816)	(48,968)
Current liabilities	(101,275)	(87,616)
Non-current liabilities	(10,742)	(8,805)
Total equity	222,826	197,175	$ 193,275	$ 219,931
Carrying amount of the investment	861	786	1,633
Revenues	425,215	384,565	389,632
Profit/(loss) for the year	13,528	6,025	(9,111)
Share of loss of associates	(3)	(710)	(801)
Siam Pacific Holding Company Limited [Member]
Disclosure of associates [line items]
Current assets	14	18
Non-current assets	1,926	1,753
Current liabilities	(3)	(3)
Non-current liabilities	(180)	(164)
Total equity	$ 1,757	$ 1,604
Percentage of equity interest	49.00%	49.00%
Carrying amount of the investment	$ 861	$ 786
Revenues	0
Profit/(loss) for the year	(5)	(5)	(6)
Share of loss of associates	(3)	(3)	(3)
Associate [Member]
Disclosure of associates [line items]
Current assets	14	93,479
Non-current assets	1,926	4,506
Current liabilities	(3)	(95,713)
Non-current liabilities	(180)	(164)
Total equity	1,757	2,108
Carrying amount of the investment	861	786
Revenues	0	25,016	28,989
Profit/(loss) for the year	(5)	(2,831)	(3,200)
Share of loss of associates	$ (3)	(710)	(801)
Shandong Pacific Rubber Cable Co., Ltd. [Member]
Disclosure of associates [line items]
Current assets		93,461
Non-current assets		2,753
Current liabilities		(95,710)
Total equity		$ 504
Percentage of equity interest	25.00%	25.00%
Revenues		$ 25,016	28,989
Profit/(loss) for the year		(2,826)	(3,194)
Share of loss of associates		$ (707)	$ (798)